Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
4.	Inventories

	At December 31,
	2024	2023

Finished products	$1,504,397	$153,209
Impairment loss	(1,504,397)	-

	$-	$153,209

Since the exit of the sales team, the revenue in the latter half of 2024 drop significantly that there was substantially unsold inventory that expired within 6 months from the day of this report. Impairment loss was made accordingly as they were not suitable for sale as a matter of food saftely.